Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Ordinary shares, shares outstanding		47,808,453	43,079,320
Treasury stock, shares		5,410,773	5,410,773
Options to purchase, shares outstanding		776,579	1,500,864
Exercise price of options awarded		Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant.
Equity remuneration plans		Vest as to 50% after two years from the date of grant, 75% after three years and 100% after four years and generally expire in connection with the termination of a grantee's employment or services.
Compensation cost charged against income		$ 6,356,000	$ 3,816,000	$ 3,192,000
Dividend yield assumed		$ 0.00
Weighted average grant date fair value of employee options		$ 7.22	$ 4.89	$ 4.38
Total intrinsic value		$ 11,000,000	$ 9,900,000	$ 4,800,000
Dividend yield		0.00%	0.00%	0.00%
Expected life		4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility		28.40%	29.70%	30.70%
Risk free interest rate		1.50%	1.50%	1.50%
Total unrecognized compensation cost related to non-vested employee options		$ 400,000
Compensation cost, recognition period		4 years
Total unrecognized compensation cost related to non-vested non-employee options		$ 100,000
Cash dividends on retained earnings		$ 440,000,000
Orbotech Ltd. [Member]
Class of Stock [Line Items]
Treasury stock, shares		1,993,918
Subsidiaries [Member]
Class of Stock [Line Items]
Treasury stock, shares		3,416,855
2000 Plan [Member]
Class of Stock [Line Items]
Expiration date		Jun. 04, 2015
Options to purchase, shares outstanding		797,737
Options to purchase, shares outstanding, vested		492,623
Ordinary shares available for future equity awards		0
2010 Plan [Member]
Class of Stock [Line Items]
Ordinary shares available for future equity awards		117,423
Termination date		Jul. 14, 2020
Ordinary Shares subject to awards		250,000
2015 Plan [Member]
Class of Stock [Line Items]
Expiration date	Jun. 21, 2025
Options to purchase, shares outstanding		10,393
Ordinary shares available for future equity awards		2,715,029
Ordinary shares, shares outstanding		9.50%
RSUs [Member]
Class of Stock [Line Items]
RSU, outstanding		883,759	666,493
Restricted shares awarded		445,863
Vested, Number		179,070
Total fair value of employee restricted shares vested		$ 27.45	$ 18.59	$ 15.56
Total intrinsic value of employee RSUs		$ 5,100,000	$ 2,800,000	$ 2,400,000
Total unrecognized compensation cost related to non-vested employee RSUs		$ 14,800,000
RSUs [Member] | 2010 Plan [Member]
Class of Stock [Line Items]
RSU, outstanding		140,988
RSUs [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
RSU, outstanding		759,453
Restricted Stock [Member]
Class of Stock [Line Items]
Restricted shares awarded		0	0	1,608
Vested, Number		0	1,608
Total fair value of employee restricted shares vested				$ 15.61
Total fair value of employee restricted shares vested			$ 34,000	$ 50,000
Restricted Stock [Member] | 2010 Plan [Member]
Class of Stock [Line Items]
Restricted shares awarded		0
Restricted Stock [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
Restricted shares awarded		0
Equity Awards [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding, vested		684,010
Ordinary shares available for future equity awards		2,832,452
Ordinary shares outstanding		1,899,958
Compensation cost charged against income		$ 6,400,000	$ 3,800,000	$ 3,100,000
Maximum [Member]
Class of Stock [Line Items]
Expiration period of options		10 years
Aggregate intrinsic value		$ 33.41
Tax on dividend received		25.00%
Maximum [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
Ordinary Shares, held by the company		1,375,000
Maximum amount of Ordinary Shares available for issuance		2,121,000
Minimum [Member]
Class of Stock [Line Items]
Expiration period of options		7 years
Tax on dividend received		15.00%
Non Employee [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding		31,551	47,948
Weighted average grant date fair value of employee options			$ 7.34	$ 5.91
Total intrinsic value		$ 218,100	$ 168,300	$ 29,300
Non Employee [Member] | RSUs [Member]
Class of Stock [Line Items]
RSU, outstanding		16,682	13,334
Restricted shares awarded		6,390
Vested, Number		3,042	2,802	2,917
Total fair value of employee restricted shares vested		$ 29.43	$ 18.42	$ 15.57
Dividend yield			0.00%	0.00%
Expected life			7 years	7 years
Expected volatility			37.20%	37.70%
Risk free interest rate			1.50%	1.50%